Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	168,590,693.70	16,534
Yield Supplement Overcollateralization Amount 02/28/19	2,855,490.64	0
Receivables Balance 02/28/19	171,446,184.34	16,534
Principal Payments	10,183,449.65	473
Defaulted Receivables	380,384.85	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	2,581,197.96	0
Pool Balance at 03/31/19	158,301,151.88	16,031

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	14.89%

Prepayment ABS Speed	1.22%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	5.69%
Weighted Average Remaining Term	27.12

Delinquent Receivables:
Past Due 31-60 days	4,145,036.16	283
Past Due 61-90 days	979,428.70	72
Past Due 91-120 days	203,858.33	14
Past Due 121+ days	0.00	0
Total	5,328,323.19	369

Total 31+ Delinquent as % Ending Pool Balance	3.37%

Recoveries	380,584.90

Aggregate Net Losses/(Gains) - March 2019	-200.05

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.00%
Prior Net Losses Ratio	0.60%
Second Prior Net Losses Ratio	1.17%
Third Prior Net Losses Ratio	0.44%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.92%

Flow of Funds	$ Amount

Collections	11,109,926.83
Advances	(4,002.43)
Investment Earnings on Cash Accounts	43,309.30
Servicing Fee	(142,871.82)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,006,361.88

Distributions of Available Funds
(1) Class A Interest	206,699.02
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,289,541.82
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	472,209.37
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	11,006,361.88

Servicing Fee	142,871.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 03/15/19	158,266,594.13
Principal Paid	10,289,541.82
Note Balance @ 04/15/19	147,977,052.31

Class A-1
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2a
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2b
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-3
Note Balance @ 03/15/19	12,106,594.13
Principal Paid	10,289,541.82
Note Balance @ 04/15/19	1,817,052.31
Note Factor @ 04/15/19	0.7765181%

Class A-4
Note Balance @ 03/15/19	125,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	125,000,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	21,160,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	21,160,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	244,610.69
Total Principal Paid	10,289,541.82
Total Paid	10,534,152.51

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.48375%
Coupon	2.88375%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	15,032.35
Principal Paid	10,289,541.82
Total Paid to A-3 Holders	10,304,574.17

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2423904
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1961451
Total Distribution Amount	10.4385355

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0642408
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.9724009
Total A-3 Distribution Amount	44.0366417

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/28/19	46,727.38
Balance as of 03/31/19	42,724.95
Change	(4,002.43)

Reserve Account
Balance as of 03/15/19	17,081,024.89
Investment Earnings	34,119.80
Investment Earnings Paid	(34,119.80)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89